UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22597

Investment Company Act File Number

Parametric Structured Absolute Return Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Structured Absolute Return Portfolio

July 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 60.5%

Security	Shares	Value
Australia — 1.4%
AGL Energy, Ltd.	7,969	$131,168
Amcor, Ltd.	35,159	277,572
Australia and New Zealand Banking Group, Ltd.	2,444	60,096
BHP Billiton, Ltd.	5,652	187,745
Commonwealth Bank of Australia	9,391	565,386
Computershare, Ltd.	3,083	24,733
CSL, Ltd.	2,344	104,826
GPT Group	16,937	60,933
Harvey Norman Holdings, Ltd.	26,658	55,808
Metcash, Ltd.	10,625	38,007
Newcrest Mining, Ltd.	566	13,842
Orica, Ltd.	7,030	182,821
Origin Energy, Ltd.	9,920	122,446
OZ Minerals, Ltd.	8,438	66,522
Rio Tinto, Ltd.	1,658	91,815
Tabcorp Holdings, Ltd.	6,320	21,510
Tatts Group, Ltd.	6,146	18,703
Telstra Corp., Ltd.	26,432	111,008
Transurban Group	25,672	164,911
Wesfarmers, Ltd.	1,843	62,900
Wesfarmers, Ltd. PPS	965	34,312
Westpac Banking Corp.	4,992	121,082
Woodside Petroleum, Ltd.	1,713	60,414
Woolworths, Ltd.	4,594	137,648

		$2,716,208

Austria — 0.3%
Immofinanz AG	31,978	$104,557
OMV AG	6,358	199,490
Telekom Austria AG	11,461	104,224
Verbund AG	3,498	66,904
Vienna Insurance Group	448	17,427
Voestalpine AG	1,426	38,731

		$531,333

Belgium — 0.8%
Anheuser-Busch InBev NV	7,200	$569,685
Belgacom SA	3,723	107,118
Colruyt SA	3,054	138,500
Delhaize Group SA	4,014	143,526
Groupe Bruxelles Lambert SA	2,958	193,211
Mobistar SA	1,472	45,384
Solvay SA	1,008	104,656
UCB SA	2,385	119,315
Umicore SA	1,383	61,194

		$1,482,589

Brazil — 1.4%
AES Tiete SA, PFC Shares	1,600	$22,916
All America Latina Logistica SA (Units)	4,300	19,851
Banco do Brasil SA	10,300	109,574

Security	Shares	Value
Banco Santander Brasil SA ADR	11,000	$83,930
BM&F Bovespa SA	19,700	110,555
BR Malls Participacoes SA	6,800	79,375
Bradespar SA, PFC Shares	1,100	16,496
CCX Carvao da Colombia SA(1)	1,500	3,089
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	5,400	52,835
Cia de Companhia de Concessoes Rodoviarias (CCR)	8,400	70,096
Cia de Saneamento Basico do Estado de Sao Paulo ADR	700	59,080
Cia de Saneamento de Minas Gerais SA ADR	4,500	85,545
Cia de Saneamento de Minas Gerais-Copasa MG	400	9,885
Cia Energetica de Sao Paulo, PFC Shares	1,500	27,289
Cia Hering	3,300	65,156
Cia Paranaense de Energia ADR	1,000	20,260
Cia Siderurgica Nacional SA ADR	5,200	26,936
Cielo SA	4,020	117,194
CPFL Energia SA ADR	800	18,512
Diagnosticos da America SA	8,700	48,824
Embraer SA ADR	2,000	50,760
Gerdau SA ADR	4,400	40,040
Iochpe-Maxion SA	2,500	26,962
Itau Unibanco Holding SA ADR, PFC Shares	13,400	211,854
Light SA	2,200	26,926
Lojas Americanas SA, PFC Shares	11,865	84,305
Lojas Renner SA	3,500	104,648
Marcopolo SA, PFC Shares	5,700	28,094
MPX Energia SA(1)	1,500	24,229
Natura Cosmeticos SA	3,000	78,704
OGX Petroleo e Gas Participacoes SA(1)	5,700	15,716
Oi SA ADR	3,533	52,465
PDG Realty SA Empreendimentos e Participacoes	56,300	93,687
Petroleo Brasileiro SA ADR	15,700	308,191
Raia Drogasil SA	7,800	89,069
Redecard SA	3,500	56,449
Tim Participacoes SA ADR	2,000	42,300
Totvs SA	1,300	23,980
Tractebel Energia SA	1,400	24,971
Ultrapar Participacoes SA	2,100	49,497
Vale SA ADR	14,400	259,920
Weg SA	2,200	19,872

		$2,760,037

Chile — 0.7%
Antarchile SA, Series A	3,700	$56,793
Banco de Chile	844,409	120,343
Banco de Credito e Inversiones	913	58,629
Banco Santander Chile SA ADR	900	67,644
Cap SA	800	28,752
Cencosud SA	14,600	83,321
Cia Cervecerias Unidas SA	2,400	31,718
Colbun SA(1)	111,100	30,839
Corpbanca SA	2,083,900	26,030
Empresa Nacional de Electricidad SA	52,100	86,770
Empresas CMPC SA	18,000	67,600
Empresas Copec SA	8,500	123,252

Security	Shares	Value
Enersis SA	212,300	$70,583
ENTEL SA	1,600	31,463
Latam Airlines Group SA	2,800	69,079
Parque Arauco SA	7,600	14,405
Ripley Corp. SA	17,800	15,855
S.A.C.I. Falabella SA	13,700	133,382
Salfacorp SA	14,400	26,518
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,400	83,902
Vina Concha y Toro SA	16,500	32,299

		$1,259,177

China — 2.0%
AAC Technologies Holdings, Inc.	12,000	$34,825
Agricultural Bank of China, Ltd., Class H	173,000	69,902
Air China, Ltd., Class H	40,000	28,203
Anhui Conch Cement Co., Ltd., Class H	37,500	97,956
Baidu, Inc. ADR(1)	2,100	253,092
Bank of Communications, Ltd., Class H	98,000	64,635
Beijing Enterprises Holdings, Ltd.	5,000	32,330
Brilliance China Automotive Holdings, Ltd.(1)	24,000	19,425
BYD Co., Ltd., Class H(1)	8,000	13,509
China CITIC Bank Corp., Ltd., Class H	138,000	69,225
China Coal Energy Co., Class H	113,000	103,371
China Communications Construction Co., Ltd., Class H	39,000	34,009
China Construction Bank Corp., Class H	343,000	230,034
China Eastern Airlines Corp., Ltd., Class H(1)	70,000	24,338
China Life Insurance Co., Ltd., Class H	56,000	153,366
China Longyuan Power Group Corp., Class H	46,000	29,646
China Mengniu Dairy Co., Ltd.	11,000	32,466
China Merchants Bank Co., Ltd., Class H	34,000	62,282
China Merchants Holdings (International) Co., Ltd.	16,000	49,346
China Minsheng Banking Corp, Ltd., Class H	84,000	77,365
China Mobile, Ltd.	39,000	455,592
China National Building Material Co., Ltd., Class H	92,000	89,184
China Overseas Land & Investment, Ltd.	42,000	98,547
China Pacific Insurance (Group) Co., Ltd., Class H	21,800	68,650
China Resources Enterprise, Ltd.	8,000	22,124
China Resources Power Holdings Co., Ltd.	20,000	42,030
China Telecom Corp., Ltd., Class H	174,000	90,111
China Yurun Food Group, Ltd.	14,000	8,336
Citic Pacific, Ltd.	30,000	43,250
Ctrip.com International, Ltd. ADR(1)	2,300	28,704
Digital China Holdings, Ltd.	20,000	31,133
Dongfeng Motor Group Co., Ltd., Class H	20,000	27,609
Focus Media Holding, Ltd. ADR	1,100	21,758
Guangdong Investment, Ltd.	52,000	37,419
Guangzhou Automobile Group Co., Ltd., Class H	22,000	16,350
Home Inns & Hotels Management, Inc. ADR(1)	1,100	20,086
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	72,000	51,401
Inner Mongolia Yitai Coal Co., Ltd., Class B	14,100	74,469
Jiangxi Copper Co., Ltd., Class H	38,000	82,922
Kunlun Energy Co., Ltd.	72,000	115,460
Lenovo Group, Ltd.	46,000	31,781
Lianhua Supermarket Holdings Ltd., Class H	21,000	20,842
Mindray Medical International, Ltd. ADR	800	23,840
NetEase.com, Inc. ADR(1)	700	36,967

Security	Shares	Value
New Oriental Education & Technology Group, Inc. ADR(1)	5,000	$57,100
NVC Lighting Holdings, Ltd.	63,000	11,455
Parkson Retail Group, Ltd.	16,500	14,780
PICC Property & Casualty Co., Ltd., Class H	58,000	64,282
Ports Design, Ltd.	3,000	2,940
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	26,606
SINA Corp.(1)	900	40,869
Sino Biopharmaceutical, Ltd.	16,000	6,030
Sinopharm Group Co., Ltd., Class H	9,600	28,094
Sinotrans Shipping, Ltd.	74,000	15,418
Sohu.com, Inc.(1)	900	31,545
Sound Global, Ltd.	68,000	33,457
Suntech Power Holdings Co., Ltd. ADR(1)	14,300	16,159
Tingyi (Cayman Islands) Holding Corp.	22,000	54,125
Tsingtao Brewery Co., Ltd., Class H	8,000	46,599
Want Want China Holdings, Ltd.	73,000	88,035
Weichai Power Co., Ltd., Class H(1)	6,000	18,051
WuXi PharmaTech (Cayman), Inc. ADR(1)	1,900	25,688
Yangzijiang Shipbuilding Holdings, Ltd.	61,000	48,392
Yanzhou Coal Mining Co., Ltd., Class H	46,000	67,840
Zhongsheng Group Holdings, Ltd.	17,000	18,064
ZTE Corp., Class H	18,600	24,673

		$3,758,092

Colombia — 0.4%
Almacenes Exito SA	4,800	$82,228
Banco de Bogota	1,100	31,464
Bancolombia SA ADR, PFC Shares	1,700	105,128
Ecopetrol SA	43,100	123,857
Empresa de Energia de Bogota SA	29,900	18,269
Grupo Aval Acciones y Valores SA	56,100	36,939
Grupo de Inversiones Suramericana	3,600	61,671
Grupo Nutresa SA	4,000	46,649
Grupo Odinsa SA	3,356	17,228
Interconexion Electrica SA	8,000	50,890
Inversiones Argos SA	3,300	31,709
Inversiones Argos SA, PFC Shares	3,400	32,632
ISAGEN SA ESP	31,400	43,541

		$682,205

Czech Republic — 0.3%
CEZ AS	8,850	$297,877
Komercni Banka AS	980	166,322
New World Resources PLC, Class A	10,000	47,221
Pegas Nonwovens SA	2,890	62,634
Unipetrol AS(1)	8,100	65,751

		$639,805

Denmark — 0.8%
A.P. Moller - Maersk A/S, Class A	15	$98,622
A.P. Moller - Maersk A/S, Class B	17	117,624
Carlsberg A/S, Class B	150	12,124
Coloplast A/S	1,258	238,200
Danske Bank A/S(1)	600	8,894

Security	Shares	Value
DSV A/S	5,590	$119,789
Novo Nordisk A/S, Class B	3,892	600,098
Novozymes A/S, Class B	7,990	196,429
Tryg A/S	1,451	82,259
William Demant Holding A/S(1)	650	61,321

		$1,535,360

Egypt — 0.3%
Alexandria Mineral Oils Co.	3,300	$46,516
Amer Group Holding(1)	188,800	20,420
Commercial International Bank	20,500	92,735
Eastern Tobacco	2,550	34,067
Egypt Kuwaiti Holding Co.	21,700	26,400
Egyptian Financial Group-Hermes Holding SAE(1)	25,300	44,359
Egyptian International Pharmaceutical Industrial Co.	6,300	34,049
El Sewedy Cables Holding Co.	2,000	7,352
Ezz Steel	23,000	28,008
Juhayna Food Industries	47,300	35,311
Orascom Construction Industries (OCI)	2,700	117,744
Orascom Telecom Holding SAE(1)	134,900	71,665
Orascom Telecom Media and Technology Holding SAE	173,500	16,291
Sidi Kerir Petrochemicals Co.	16,100	32,229
Talaat Moustafa Group(1)	34,700	23,071
Telecom Egypt	10,800	22,632

		$652,849

Finland — 0.6%
Elisa Oyj	4,410	$91,594
Fortum Oyj	3,915	65,484
Kesko Oyj, Class B	2,294	59,238
Kone Oyj, Class B	4,458	276,099
Nokia Oyj	62,074	148,997
Nokian Renkaat Oyj	2,828	112,606
Orion Oyj, Class B	3,548	70,744
Pohjola Bank PLC, Class A	3,625	42,023
Sampo Oyj	4,954	131,201
Sanoma Oyj	1,727	14,822
Stora Enso Oyj	7,820	44,516
UPM-Kymmene Oyj	1,212	12,946
Wartsila Oyj	3,398	101,747

		$1,172,017

France — 1.4%
Air Liquide SA	3,638	$406,860
Alcatel-Lucent(1)	66,951	73,891
Carrefour SA	6,242	111,692
Compagnie Generale des Etablissements Michelin, Class B	1,634	111,025
Dassault Systemes SA	1,528	150,710
EDF SA	1,645	34,078
Essilor International SA	1,825	158,853
Eutelsat Communications SA	562	16,968
France Telecom SA	950	12,721
GDF Suez	5,654	126,169
Imerys SA	208	10,470

Security	Shares	Value
L’Oreal SA	3,920	$470,012
LVMH Moet Hennessy Louis Vuitton SA	1,528	229,858
Neopost SA	1,651	94,002
PPR SA	944	141,145
Sanofi	2,241	182,837
SES SA	782	18,799
Societe BIC SA	703	71,261
Sodexo	402	30,326
Suez Environnement Co. SA	6,219	68,273
Thales SA	1,120	35,023
Total SA	1,058	48,749
Unibail-Rodamco SE	90	17,257

		$2,620,979

Germany — 1.4%
Bayerische Motoren Werke AG	2,363	$175,862
Bayerische Motoren Werke AG, PFC Shares	1,800	89,560
Beiersdorf AG	2,225	147,353
Continental AG	465	42,044
Daimler AG	3,674	183,058
Deutsche Lufthansa AG	5,558	69,864
Deutsche Post AG	5,463	98,079
Deutsche Telekom AG	6,485	73,099
E.ON AG	1,092	23,240
Fraport AG	277	15,687
Fresenius Medical Care AG & Co. KGaA	261	18,867
Hannover Rueckversicherung AG	1,117	66,745
Henkel AG & Co. KGaA	3,284	193,998
Henkel AG & Co. KGaA, PFC Shares	1,929	138,481
Linde AG	1,194	177,584
Porsche Automobil Holding SE, PFC Shares	486	25,008
SAP AG	10,232	649,352
Siemens AG	2,111	178,884
United Internet AG	4,469	78,986
Volkswagen AG	97	15,419
Volkswagen AG, PFC Shares	689	117,249

		$2,578,419

Greece — 0.1%
Coca-Cola Hellenic Bottling Co. SA(1)	3,475	$60,887
OPAP SA	9,569	57,500

		$118,387

Hong Kong — 1.0%
Bank of East Asia, Ltd.	29,400	$102,116
BOC Hong Kong (Holdings), Ltd.	59,000	180,078
Cathay Pacific Airways, Ltd.	35,000	57,640
Cheung Kong Infrastructure Holdings, Ltd.	16,000	96,422
CLP Holdings, Ltd.	18,500	159,866
Hang Lung Group, Ltd.	13,000	86,338
Hang Seng Bank, Ltd.	22,600	313,249
Hong Kong & China Gas Co., Ltd.	101,800	234,993
Hopewell Holdings, Ltd.	23,500	67,997
Link REIT (The)	68,000	297,913

Security	Shares	Value
MTR Corp., Ltd.	37,500	$131,159
Power Assets Holdings, Ltd.	29,000	227,393
Wing Hang Bank, Ltd.	3,500	31,918

		$1,987,082

Hungary — 0.3%
EGIS Pharmaceuticals PLC	100	$6,943
FHB Mortgage Bank Rt.(1)	3,500	7,325
Magyar Telekom Rt.	37,600	69,489
MOL Hungarian Oil & Gas Rt.	2,460	176,961
OTP Bank Rt.	12,460	190,755
Richter Gedeon Rt.	1,050	177,713

		$629,186

India — 0.1%
Dr. Reddy’s Laboratories, Ltd. ADR	1,500	$43,530
Infosys, Ltd. ADR	5,500	217,690

		$261,220

Indonesia — 0.7%
Adaro Energy Tbk PT	287,500	$44,064
AKR Corporindo Tbk PT	76,500	29,302
Bakrie & Brothers Tbk PT(1)	989,000	5,208
Bank Central Asia Tbk PT	146,000	123,038
Bank Mandiri Tbk PT	90,500	78,775
Bank Negara Indonesia Persero Tbk PT	64,000	26,752
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	358,000	35,348
Bank Rakyat Indonesia Tbk PT	104,000	76,343
Bumi Resources Tbk PT	271,500	29,642
Energi Mega Persada Tbk PT(1)	1,737,000	21,825
Gudang Garam Tbk PT	11,500	68,135
Indo Tambangraya Megah Tbk PT	5,000	18,648
Indocement Tunggal Prakarsa Tbk PT	28,500	64,442
Indofood Sukses Makmur Tbk PT	153,500	87,224
Jasa Marga Tbk PT	52,500	31,485
Kalbe Farma Tbk PT	129,000	51,965
Lippo Karawaci Tbk PT	274,500	25,735
Perusahaan Gas Negara Tbk PT	206,500	82,386
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	204,500	59,215
Semen Gresik (Persero) Tbk PT	45,000	61,291
Tambang Batubara Bukit Asam Tbk PT	30,500	50,931
Telekomunikasi Indonesia Tbk PT	158,000	152,382
Unilever Indonesia Tbk PT	23,000	58,732
United Tractors Tbk PT	37,000	81,506
XL Axiata Tbk PT	47,500	30,757

		$1,395,131

Ireland — 0.3%
CRH PLC	7,114	$130,248
Elan Corp. PLC(1)	6,593	76,894
Kerry Group PLC, Class A	6,301	286,702

		$493,844

Israel — 0.6%
Bank Hapoalim B.M.	47,861	$138,686
Bank Leumi Le-Israel B.M.	37,387	84,292
Bezeq Israeli Telecommunication Corp., Ltd.	32,974	33,173

Security	Shares	Value
Delek Group, Ltd.	104	$13,800
Elbit Systems, Ltd.	1,930	62,406
Israel Chemicals, Ltd.	17,491	207,063
Israel Corp., Ltd.	24	13,744
Israel Discount Bank, Ltd., Series A(1)	24,830	23,158
Mizrahi Tefahot Bank, Ltd.(1)	7,531	56,462
NICE Systems, Ltd.(1)	2,790	100,620
Teva Pharmaceutical Industries, Ltd. ADR	10,339	422,762

		$1,156,166

Italy — 0.9%
Atlantia SpA	6,288	$82,553
Autogrill SpA	2,204	17,790
Enel Green Power SpA	7,388	10,564
Enel SpA	10,849	30,982
ENI SpA	26,574	547,962
Luxottica Group SpA	3,274	112,243
Parmalat SpA	39,901	75,236
Pirelli & C. SpA	14,881	150,276
Saipem SpA	3,891	178,824
Snam Rete Gas SpA	53,557	215,290
Telecom Italia SpA	13,750	11,193
Telecom Italia SpA, PFC Shares	33,248	23,147
Tenaris SA	867	16,813
Terna Rete Elettrica Nazionale SpA	47,885	159,805

		$1,632,678

Japan — 2.7%
ABC-Mart, Inc.	700	$28,212
All Nippon Airways Co., Ltd.	29,000	66,990
Aozora Bank, Ltd.	16,000	36,659
Bank of Kyoto, Ltd. (The)	8,000	58,510
Bank of Yokohama, Ltd. (The)	26,000	117,755
Benesse Holdings, Inc.	500	23,600
Canon, Inc.	700	23,375
Chiba Bank, Ltd. (The)	15,000	87,380
Chugai Pharmaceutical Co., Ltd.	5,700	109,619
Chugoku Bank, Ltd. (The)	8,000	101,868
Daihatsu Motor Co., Ltd.	2,000	33,424
Dainippon Sumitomo Pharma Co., Ltd.	6,400	70,683
Electric Power Development Co., Ltd.	600	14,113
Gunma Bank, Ltd. (The)	18,000	87,511
Hachijuni Bank, Ltd. (The)	15,000	79,589
Hamamatsu Photonics K.K.	3,700	129,280
Hiroshima Bank, Ltd. (The)	23,000	75,750
Honda Motor Co., Ltd.	6,600	209,816
Isetan Mitsukoshi Holdings, Ltd.	8,600	90,539
ITOCHU Techno-Solutions Corp.	1,300	67,223
Iyo Bank, Ltd. (The)	8,000	61,617
Japan Prime Realty Investment Corp.	7	18,191

Security	Shares	Value
Japan Real Estate Investment Corp.	3	$28,312
Joyo Bank, Ltd. (The)	3,000	13,368
JX Holdings, Inc.	1,300	6,249
Kamigumi Co., Ltd.	9,000	72,175
Kansai Paint Co., Ltd.	8,000	83,503
Keikyu Corp.	3,000	27,990
Keio Corp.	18,000	132,175
Keyence Corp.	900	224,155
Kintetsu Corp.	7,000	27,780
Kyowa Hakko Kirin Co., Ltd.	6,000	66,736
Lawson, Inc.	700	50,278
McDonald’s Holdings Co. (Japan), Ltd.	3,600	104,058
Miraca Holdings, Inc.	500	21,247
Mitsubishi Logistics Corp.	1,000	10,560
Mitsubishi Tanabe Pharma Corp.	5,200	79,362
Mizuho Financial Group, Inc.	16,500	27,175
NGK Spark Plug Co., Ltd.	6,000	69,459
Nidec Corp.	400	31,495
Nippon Telegraph & Telephone Corp.	300	13,926
Nishi-Nippon City Bank, Ltd. (The)	26,000	56,835
Nitori Co., Ltd.	100	9,350
NTT DoCoMo, Inc.	190	317,599
Odakyu Electric Railway Co., Ltd.	17,000	174,344
Ono Pharmaceutical Co., Ltd.	2,100	132,561
Oracle Corp. Japan	900	40,287
Oriental Land Co., Ltd.	1,300	161,728
Rakuten, Inc.	18,500	184,059
Rinnai Corp.	1,000	64,379
Sankyo Co., Ltd.	400	19,826
Santen Pharmaceutical Co., Ltd.	2,500	106,356
Seven Bank, Ltd.	8,300	20,708
Shikoku Electric Power Co., Inc.	4,500	69,362
Shizuoka Bank, Ltd. (The)	11,000	110,704
Sumitomo Metal Mining Co., Ltd.	1,000	10,681
Suruga Bank, Ltd.	8,000	84,461
Suzuken Co., Ltd.	2,200	78,852
Sysmex Corp.	600	26,134
Taisho Pharmaceutical Holdings Co., Ltd.	200	15,958
Takashimaya Co., Ltd.	11,000	80,162
Takeda Pharmaceutical Co., Ltd.	400	18,372
Toho Gas Co., Ltd.	14,000	84,178
Tokyo Gas Co., Ltd.	17,000	87,626
TonenGeneral Sekiyu K.K.	13,000	106,377
Tsumura & Co.	1,500	42,189
Unicharm Corp.	3,200	176,298
USS Co., Ltd.	910	97,931
Yahoo! Japan Corp.	119	43,260
Yakult Honsha Co., Ltd.	1,100	42,528
Yokogawa Electric Corp.	1,400	14,343

		$5,159,155

Security	Shares	Value
Kuwait — 0.3%
Al Ahli Bank of Kuwait KSC	10,500	$24,170
Boubyan Bank KSC(1)	15,000	31,892
Boubyan Petrochemicals Co.	20,000	39,677
Commercial Bank of Kuwait SAK(1)	5,000	14,003
Gulf Bank(1)	15,750	22,018
Gulf Cable and Electrical Industries Co.	2,500	9,548
Kuwait Finance House KSC	20,800	50,804
Kuwait Foods Co. (Americana)	2,500	10,993
Mabanee Co. SAKC	10,000	41,798
Mobile Telecommunications Co.	35,000	85,507
National Bank of Kuwait SAK	23,750	83,267
National Industries Group Holding(1)	50,000	32,923
Sultan Center Food Products Co.(1)	74,929	26,519

		$473,119

Malaysia — 0.7%
Airasia Bhd	23,600	$28,146
AMMB Holdings Bhd	19,900	40,707
Axiata Group Bhd	25,300	47,293
Batu Kawan Bhd	4,600	27,422
Boustead Holdings Bhd	12,050	21,144
British American Tobacco Malaysia Bhd	2,300	43,802
Dialog Group Bhd	29,800	22,767
Digi.com Bhd	33,100	46,848
Gamuda Bhd	40,100	44,820
Genting Bhd	20,500	61,883
Hong Leong Bank Bhd	6,900	30,101
IJM Corp. Bhd	16,200	26,721
IOI Corp. Bhd	30,300	51,567
Kuala Lumpur Kepong Bhd	5,800	43,917
Lafarge Malayan Cement Bhd	13,500	34,408
Malayan Banking Bhd	24,900	69,559
Malaysian Resources Corp. Bhd	41,600	23,919
Maxis Bhd	25,400	51,956
Multi-Purpose Holdings Bhd	23,600	26,680
Parkson Holdings Bhd	14,600	22,575
Petronas Chemicals Group Bhd	46,100	96,831
Petronas Dagangan Bhd	4,800	32,092
PPB Group Bhd	4,300	20,859
Public Bank Bhd	13,900	63,829
Resorts World Bhd	34,300	36,777
RHB Capital Bhd	10,200	23,953
Sapurakencana Petroleum Bhd(1)	56,897	44,543
Sime Darby Bhd	35,100	110,004
Telekom Malaysia Bhd	16,600	29,897
Tenaga Nasional Bhd	24,500	52,770

		$1,277,790

Mexico — 1.4%
Alfa SAB de CV, Series A	8,300	$132,646
America Movil SAB de CV ADR, Series L	24,700	659,243
Bolsa Mexicana de Valores SAB de CV	17,700	33,674
Cemex SAB de CV ADR(1)	18,304	127,396
Coca Cola Femsa SAB de CV ADR	300	33,357

Security	Shares	Value
Compartamos SAB de CV	22,900	$22,868
Corporacion GEO SAB de CV, Series B(1)	4,400	4,626
Embotelladoras Arca SAB de CV	5,300	33,298
Empresas ICA SAB de CV(1)	20,700	34,711
Fomento Economico Mexicano SA de CV ADR	1,800	153,756
Genomma Lab Internacional SA de CV(1)	9,700	19,599
Grupo Aeroportuario del Pacifico SAB de CV ADR	200	7,872
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,800	34,001
Grupo Bimbo SA de CV, Series A	28,500	70,937
Grupo Carso SA de CV, Series A1	13,600	47,033
Grupo Elektra SA de CV	1,000	47,013
Grupo Financiero Banorte SAB de CV, Class O	44,600	239,459
Grupo Financiero Inbursa SAB de CV, Class O	79,800	210,024
Grupo Mexico SAB de CV, Series B	65,343	183,767
Grupo Modelo SA de CV, Series C	8,400	75,988
Grupo Televisa SA ADR	5,000	113,950
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	6,400	10,443
Industrias CH SAB de CV, Series B(1)	1,900	9,520
Industrias Penoles SA de CV	2,100	85,904
Inmuebles Carso SAB de CV(1)	8,000	6,106
Kimberly-Clark de Mexico SAB de CV, Class A	25,000	52,036
Mexichem SAB de CV	15,232	72,045
Minera Frisco SAB de CV(1)	12,200	48,273
Promotora y Operadora de Infraestructura SAB de CV(1)	6,600	34,230
TV Azteca SAB de CV, Series CPO	9,900	6,573
Wal-Mart de Mexico SAB de CV, Series V	52,100	146,954

		$2,757,302

Morocco — 0.3%
Attijariwafa Bank	3,600	$138,889
Banque Centrale Populaire	2,400	53,482
Banque Marocaine du Commerce Exterieur (BMCE)	3,100	58,263
Ciments du Maroc	400	39,698
Cosumar Compagnie Sucriere Marocaine et de Raffinage	100	17,834
Delta Holding SA	1,800	7,545
Douja Promotion Groupe Addoha SA	8,900	68,579
Lafarge Ciments	400	67,278
Managem	200	33,032
Maroc Telecom	12,000	144,903

		$629,503

Netherlands — 1.2%
Akzo Nobel NV	3,869	$208,826
ASML Holding NV	7,455	430,579
Core Laboratories NV	774	86,347
European Aeronautic Defence and Space Co. NV	6,087	218,425
Heineken Holding NV	1,465	67,331
Heineken NV	3,025	163,894
Koninklijke Ahold NV	20,445	248,862
Koninklijke DSM NV	3,522	173,361
Koninklijke KPN NV	33,927	278,473
Koninklijke Vopak NV	632	40,050
QIAGEN NV(1)	6,324	112,634
Reed Elsevier NV	4,414	51,737
Unilever NV	4,642	161,160

		$2,241,679

Security	Shares	Value
New Zealand — 0.2%
Auckland International Airport, Ltd.	43,834	$88,193
Chorus, Ltd.(1)	8,812	22,131
Contact Energy, Ltd.(1)	6,286	25,434
Fletcher Building, Ltd.	14,280	70,399
Sky City Entertainment Group, Ltd.	9,328	26,829
Telecom Corporation of New Zealand, Ltd.	32,008	68,636

		$301,622

Norway — 0.7%
Aker Solutions ASA	5,878	$86,121
Gjensidige Forsikring ASA	5,666	69,336
Norsk Hydro ASA	45,229	183,694
Orkla ASA	22,300	159,173
Seadrill, Ltd.	2,937	114,459
Statoil ASA	14,823	352,292
Telenor ASA	17,103	289,201
Yara International ASA	300	14,166

		$1,268,442

Peru — 0.3%
Alicorp SA	31,100	$80,296
Cia de Minas Buenaventura SA ADR	4,000	145,680
Credicorp, Ltd. ADR	1,090	126,375
Ferreyros SA	28,063	22,869
Grana y Montero SA	13,900	43,934
Intergroup Financial Services Corp.	500	15,750
Luz del Sur SAA	6,300	17,010
Minsur SA	20,900	17,748
Southern Copper Corp.	4,407	142,258
Volcan Cia Minera SA, Class B	18,641	20,586

		$632,506

Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	41,200	$48,434
Aboitiz Power Corp.	30,200	24,917
Alliance Global Group, Inc.	30,000	8,355
Ayala Corp.	2,600	27,014
Ayala Land, Inc.	65,600	34,201
Ayala Land, Inc., PFC Shares(3)	65,600	157
Bank of the Philippine Islands	18,400	31,918
DMCI Holdings, Inc.	6,600	9,229
International Container Terminal Services, Inc.	23,200	40,245
JG Summit Holding, Inc.	50,500	40,829
Jollibee Foods Corp.	12,900	31,779
Manila Electric Co.	3,700	23,411
Metro Pacific Investments Corp.	263,000	26,229
Philex Mining Corp.	49,400	26,363
Philex Petroleum Corp.(1)	29,500	27,841
Philippine Long Distance Telephone Co.	770	50,432
Robinsons Land Corp.	89,500	41,642
San Miguel Corp.	9,500	25,320
Semirara Mining Corp.	5,500	29,465
SM Investments Corp.	3,300	59,053
SM Prime Holdings, Inc.	89,500	29,930
Universal Robina Corp.	21,000	29,489

		$666,253

Security	Shares	Value
Poland — 0.6%
Agora SA	5,100	$12,328
Asseco Poland SA	4,100	55,689
Bank Pekao SA	2,300	95,971
Boryszew SA(1)	14,000	2,216
BRE Bank SA(1)	320	27,208
Budimex SA	150	2,505
Cyfrowy Polsat SA(1)	19,500	85,349
Emperia Holding SA	1,350	16,545
Enea SA	4,500	20,933
Eurocash SA	3,700	43,254
ING Bank Slaski SA(1)	400	9,126
Jastrzebska Spolka Weglowa SA	680	18,930
KGHM Polska Miedz SA	3,040	114,840
KOPEX SA(1)	550	2,841
Lubelski Wegiel Bogdanka SA	540	19,617
Netia SA(1)	13,000	23,126
NG2 SA	1,500	25,981
Polimex-Mostostal SA	32,200	6,243
Polish Oil & Gas(1)	44,800	54,246
Polska Grupa Energetyczna SA	15,600	86,771
Polski Koncern Naftowy Orlen SA(1)	5,800	61,972
Powszechna Kasa Oszczednosci Bank Polski SA	14,500	140,739
Powszechny Zaklad Ubezpieczen SA	1,100	116,191
Tauron Polska Energia SA	23,200	31,876
Telekomunikacja Polska SA	18,250	85,979
TVN SA	14,700	32,842
Zaklady Azotowe Pulawy SA	120	4,014

		$1,197,332

Portugal — 0.2%
EDP-Energias de Portugal SA	40,635	$92,630
Galp Energia, SGPS, SA, Class B	4,191	56,687
Jeronimo Martins, SGPS, SA	6,361	99,704
Portugal Telecom, SGPS, SA	7,749	32,868

		$281,889

Qatar — 0.3%
Aamal Co. QSC(1)	6,300	$27,434
Commercial Bank of Qatar	1,900	36,255
Doha Bank, Ltd.	1,500	23,139
Gulf International Services QSC	3,900	27,831
Industries Qatar	2,940	106,281
Masraf Al Rayan	8,650	63,952
Qatar Electricity & Water Co.	880	32,648
Qatar Gas Transport Co., Ltd. (NAKILAT)	7,100	30,536
Qatar Islamic Bank	1,600	34,142
Qatar National Bank	3,178	115,717
Qatar National Cement Co.	600	16,727
Qatar Telecom QSC	3,094	89,035

		$603,697

Security	Shares	Value
Russia — 1.4%
CTC Media, Inc.	3,900	$28,938
E.ON Russia JSC	607,000	49,306
Etalon Group, Ltd. GDR(1)(4)	9,400	60,207
Federal Grid Co. Unified Energy System JSC(1)	3,969,600	27,894
Federal Hydrogenerating Co. ADR(1)	20,200	49,490
KamAZ(1)	13,000	16,859
LUKOIL OAO ADR(1)	4,700	264,237
Magnit OJSC	950	122,930
Mail.ru Group, Ltd. GDR(1)(4)	800	24,256
Mechel ADR	6,300	40,824
MMC Norilsk Nickel GDR(1)	8,100	124,699
Mobile TeleSystems OJSC	24,300	185,810
Novolipetsk Steel GDR(4)	1,300	21,645
OAO Gazprom ADR(1)	49,000	450,525
OAO Inter Rao Ues(1)	41,577,400	34,052
OAO Tatneft GDR(1)	2,500	94,100
Pharmstandard OJSC GDR(1)(4)	2,600	37,752
PIK Group GDR(1)(4)	9,700	21,728
Rosneft Oil Co. GDR(4)	15,300	91,922
Rostelecom	19,400	66,763
Sberbank of Russia ADR(1)	36,800	407,124
Severstal OAO GDR(4)	2,500	28,000
Surgutneftegas OJSC ADR(1)	9,900	82,537
Surgutneftegas OJSC ADR, PFC Shares	65,700	38,068
Uralkali OJSC GDR(4)	3,100	129,061
VimpelCom, Ltd. ADR	11,600	97,324
VTB Bank OJSC GDR(4)	19,800	64,746
X5 Retail Group NV GDR(1)(4)	2,900	56,898
Yandex NV, Class A(1)	1,300	24,999

		$2,742,694

Singapore — 1.0%
Ascendas Real Estate Investment Trust	59,000	$107,388
ComfortDelGro Corp., Ltd.	14,000	18,869
DBS Group Holdings, Ltd.	44,000	519,086
Fraser and Neave, Ltd.	1,000	6,562
Oversea-Chinese Banking Corp., Ltd.	46,000	351,821
Singapore Airlines, Ltd.	18,000	152,812
Singapore Press Holdings, Ltd.	40,000	131,907
Singapore Technologies Engineering, Ltd.	12,000	31,753
Singapore Telecommunications, Ltd.	103,000	295,567
United Overseas Bank, Ltd.	16,000	256,311
UOL Group, Ltd.	23,000	95,455

		$1,967,531

South Africa — 1.3%
ABSA Group, Ltd.	2,800	$45,624
Adcock Ingram Holdings, Ltd.	2,900	21,066
AECI, Ltd.	2,500	23,581
African Bank Investments, Ltd.	5,200	22,903
African Rainbow Minerals, Ltd.	1,000	18,814
Anglo Platinum, Ltd.	400	20,500
AngloGold Ashanti, Ltd.	2,500	84,612
Aquarius Platinum, Ltd.	15,400	9,294
Aveng, Ltd.	6,900	29,975

Security	Shares	Value
AVI, Ltd.	4,300	$30,664
Barloworld, Ltd.	5,300	53,444
Bidvest Group, Ltd.	4,300	102,906
Capital Property Fund	19,700	25,679
Clicks Group, Ltd.	4,400	28,981
Discovery Holdings, Ltd.	4,000	26,103
FirstRand, Ltd.	26,600	88,669
Harmony Gold Mining Co., Ltd.	3,100	30,566
Impala Platinum Holdings, Ltd.	3,586	56,200
Imperial Holdings, Ltd.	1,800	41,081
Kumba Iron Ore, Ltd.	700	43,442
Kumba Resources, Ltd.	1,300	26,431
Liberty Holdings, Ltd.	2,300	26,000
Massmart Holdings, Ltd.	2,200	46,125
Medi-Clinic Corp., Ltd.	5,300	25,640
MMI Holdings, Ltd.	10,100	22,681
Mondi, Ltd.	3,100	26,380
Mr. Price Group, Ltd.	2,600	38,702
MTN Group, Ltd.	25,400	456,641
Murray & Roberts Holdings, Ltd.(1)	11,600	33,014
Nampak, Ltd.	9,600	30,104
Nedbank Group, Ltd.	2,200	47,956
Netcare, Ltd.	15,000	29,390
Remgro, Ltd.	3,600	61,221
Reunert, Ltd.	5,500	53,094
RMB Holdings, Ltd.	6,300	27,846
Sanlam, Ltd.	12,800	54,940
Sasol, Ltd.	3,700	153,488
Shoprite Holdings, Ltd.	4,000	78,440
Spar Group, Ltd.	2,000	28,904
Standard Bank Group, Ltd.	7,300	100,432
Steinhoff International Holdings, Ltd.(1)	18,900	56,077
Sun International, Ltd.	2,500	23,992
Telkom South Africa, Ltd.(1)	7,300	15,842
Tiger Brands, Ltd.	1,500	48,163
Truworths International, Ltd.	5,400	67,371
Vodacom Group (Pty), Ltd.	5,700	66,018
Wilson Bayly Holmes-Ovcon, Ltd.	1,600	25,210
Woolworths Holdings, Ltd.	10,500	68,225

		$2,542,431

South Korea — 1.3%
Asiana Airlines, Inc.(1)	3,000	$19,540
BS Financial Group, Inc.	3,040	31,814
Celltrion, Inc.	1,995	49,374
Cheil Industries, Inc.	670	57,100
Cheil Worldwide, Inc.	2,670	44,608
CJ Corp.	300	19,350
Dongbu Insurance Co., Ltd.	780	28,786
Hankook Tire Co., Ltd.	1,180	43,252
Hite-Jinro Co., Ltd.	1,300	27,505
Hynix Semiconductor, Inc.(1)	2,810	53,379
Hyundai Heavy Industries Co., Ltd.	280	59,331
Hyundai Marine & Fire Insurance Co., Ltd.	1,130	27,888
Hyundai Merchant Marine Co., Ltd.(1)	1,080	23,714

Security	Shares	Value
Hyundai Motor Co.	690	$143,344
Hyundai Steel Co.	700	51,461
Industrial Bank of Korea	4,750	51,165
Kangwon Land, Inc.	1,890	38,829
Korea Electric Power Corp.(1)	2,200	49,147
Korea Express Co., Ltd.(1)	100	7,468
Korea Zinc Co., Ltd.	170	57,334
Korean Air Lines Co., Ltd.(1)	660	28,002
Korean Reinsurance Co.	2,478	21,317
KT&G Corp.	1,080	79,560
LG Chem, Ltd.	320	87,810
LG Corp.	520	26,663
LG Display Co., Ltd.(1)	1,210	25,848
LG Electronics, Inc.	1,050	57,401
LG Hausys, Ltd.	540	28,917
LIG Insurance Co., Ltd.	1,290	24,931
NHN Corp.	200	48,470
POSCO	480	153,310
S-Oil Corp.	590	49,655
Samsung C&T Corp.	630	35,553
Samsung Electro-Mechanics Co., Ltd.	350	32,490
Samsung Electronics Co., Ltd.	465	534,527
Samsung Fine Chemicals Co., Ltd.	470	25,586
Samsung Fire & Marine Insurance Co., Ltd.	410	76,681
Samsung Heavy Industries Co., Ltd.	1,010	34,536
Samsung Life Insurance Co., Ltd.	930	76,087
Samsung Securities Co., Ltd.	960	40,719
SK Broadband Co., Ltd.(1)	7,780	20,367
SK Chemicals Co., Ltd.	510	26,241
SK Telecom Co., Ltd. ADR	3,600	49,932
TONGYANG Securities, Inc.	9,480	31,448
Woori Finance Holdings Co., Ltd.	6,060	59,022

		$2,559,462

Spain — 0.9%
Abertis Infraestructuras SA	6,976	$86,105
Acerinox SA	5,359	53,326
ACS Actividades de Construccion y Servicios SA	3,471	54,721
Amadeus IT Holding SA, Class A	5,197	112,217
Bankia SA(1)	98,750	96,646
CaixaBank SA	23,817	77,801
Enagas	6,872	119,018
Ferrovial SA	5,636	61,221
Fomento de Construcciones y Contratas SA	4,609	46,843
Grifols SA(1)	3,215	99,928
Iberdrola SA	11,090	40,168
Indra Sistemas SA	1,720	15,214
Industria de Diseno Textil SA	2,979	306,598
International Consolidated Airlines Group SA(1)	22,237	55,543
Red Electrica Corp. SA	2,474	97,960
Repsol SA	6,473	103,161
Telefonica SA	26,087	295,911
Zardoya Otis SA	4,957	55,164

		$1,777,545

Security	Shares	Value
Sweden — 1.1%
Atlas Copco AB, Class A	2,000	$44,785
Boliden AB	13,867	210,243
Hennes & Mauritz AB, Class B	6,761	249,590
Holmen AB, Class B	761	20,395
Investor AB, Class B	4,455	92,738
Millicom International Cellular SA SDR	1,156	104,503
Nordea Bank AB	30,732	286,173
Scania AB, Class B	2,369	40,729
Skandinaviska Enskilda Banken AB, Class A	15,422	113,046
Skanska AB	6,394	96,389
Svenska Cellulosa AB, Class B	12,531	212,798
Swedbank AB, Class A	6,198	107,728
Tele2 AB, Class B	7,044	116,420
Telefonaktiebolaget LM Ericsson, Class B	12,502	116,091
TeliaSonera AB	35,772	236,420

		$2,048,048

Switzerland — 1.4%
Actelion, Ltd.	2,436	$111,091
Adecco SA	2,368	103,805
Baloise Holding AG	767	50,610
Geberit AG	150	29,407
Givaudan SA	79	76,777
Nestle SA	13,563	833,259
Novartis AG	7,280	427,474
Roche Holding AG PC	2,416	427,815
Schindler Holding AG	947	110,938
Schindler Holding AG PC	432	50,441
Sonova Holding AG	1,002	94,590
Sulzer AG	328	42,304
Swatch Group, Ltd. (The), Bearer Shares	269	106,642
Swisscom AG	455	182,022
Zurich Insurance Group AG	367	81,453

		$2,728,628

Taiwan — 1.2%
Acer, Inc.(1)	46,000	$41,867
Advanced Semiconductor Engineering, Inc.	71,000	54,577
Ambassador Hotel	22,000	21,565
Asia Cement Corp.	30,000	37,840
Asia Optical Co., Inc.(1)	27,000	27,017
Asustek Computer, Inc.	6,000	55,167
AU Optronics Corp.(1)	133,000	40,443
Catcher Technology Co., Ltd.	8,000	38,215
Cathay Financial Holding Co., Ltd.	52,000	51,023
Chang Hwa Commercial Bank	36,000	19,365
Cheng Shin Rubber Industry Co., Ltd.	15,000	39,669
Chimei Innolux Corp.(1)	134,000	42,214
China Airlines, Ltd.	68,178	28,240
China Development Financial Holding Corp.	132,000	30,649
Chinatrust Financial Holding Co., Ltd.	61,948	36,760
Chong Hong Construction Co., Ltd.	11,110	22,316
Chunghwa Telecom Co., Ltd.	34,000	101,468

Security	Shares	Value
Compal Electronics, Inc.	59,000	$54,962
Delta Electronics, Inc.	20,000	67,113
EVA Airways Corp.	43,000	25,030
Far Eastern Department Stores, Ltd.	17,000	17,783
Far Eastern International Bank	17,000	6,685
Far Eastern New Century Corp.	58,000	64,563
Far EasTone Telecommunications Co., Ltd.	15,000	37,616
First Financial Holding Co., Ltd.	38,000	22,980
Formosa Chemicals & Fibre Corp.	26,000	68,300
Formosa Petrochemical Corp.	10,000	28,810
Formosa Plastics Corp.	30,000	82,443
Formosan Rubber Group, Inc.	29,000	17,667
Foxconn International Holdings, Ltd.(1)	92,000	27,401
Foxconn Technology Co., Ltd.	18,000	63,101
Fubon Financial Holding Co., Ltd.	50,000	51,973
Giant Manufacturing Co., Ltd.	6,000	32,733
Goldsun Development & Construction Co., Ltd.	10,000	3,385
Hotai Motor Co., Ltd.	6,000	39,830
Hua Nan Financial Holdings Co., Ltd.	43,026	24,199
Kerry TJ Logistics Co., Ltd.	7,000	8,829
Mega Financial Holding Co., Ltd.	60,000	48,216
Nan Ya Plastics Corp.	38,000	73,607
Pou Chen Corp.	33,000	29,716
President Chain Store Corp.	5,000	26,024
Quanta Computer, Inc.	24,000	62,083
Radiant Opto-Electronics Corp.	10,000	38,802
Radium Life Tech Co., Ltd.	31,368	19,569
Ruentex Industries, Ltd.	11,000	21,392
Sanyang Industrial Co., Ltd.	29,000	18,841
Shin Kong Synthetic Fibers Corp.	12,000	3,519
Siliconware Precision Industries Co., Ltd.	40,000	43,990
Sincere Navigation	24,000	21,131
Solar Applied Materials Technology Corp.	7,000	9,386
Standard Foods Corp.	2,480	6,566
Synnex Technology International Corp.	18,000	39,039
Taishin Financial Holdings Co., Ltd.	54,000	21,701
Taiwan Cement Corp.	23,000	26,541
Taiwan Cooperative Financial Holding Co., Ltd.(1)	35,000	21,160
Taiwan Fertilizer Co., Ltd.	11,000	25,834
Tong Yang Industry Co., Ltd.	5,000	4,877
TPK Holding Co., Ltd.	3,887	42,677
TTY Biopharm Co., Ltd.	2,000	8,240
Uni-President Enterprises Corp.	31,000	51,725
United Microelectronics Corp.	152,000	63,454
Waterland Financial Holdings	63,000	21,202
Wei Chuan Food Corp.	21,000	21,615
Wistron Corp.	44,100	47,101
Yageo Corp.	120,000	32,148
Yieh Phui Enterprise	62,000	18,685
Yuanta Financial Holding Co., Ltd.	56,000	25,880
Yuen Foong Yu Paper Manufacturing Co., Ltd.	49,000	19,485
Yulon Motor Co., Ltd.	13,000	22,577

		$2,370,581

Security	Shares	Value
Thailand — 0.7%
Advanced Info Service PCL(5)	26,200	$165,672
Airports of Thailand PCL(5)	17,900	38,786
Bangkok Bank PCL(5)	5,800	38,123
Bangkok Dusit Medical Services PCL(5)	15,700	49,393
Bank of Ayudhya PCL(5)	33,700	34,607
Banpu PCL(5)	1,100	13,908
BEC World PCL(5)	15,500	27,592
Berli Jucker PCL(5)	18,000	22,673
Big C Supercenter PCL(5)	4,000	22,684
Bumrungrad Hospital PCL(5)	3,800	9,160
Central Pattana PCL(5)	21,300	32,995
Charoen Pokphand Foods PCL(5)	35,500	37,341
CP ALL PCL(5)	45,400	48,870
Delta Electronics (Thailand) PCL(5)	7,300	5,502
Dynasty Ceramic PCL(5)	2,900	4,752
Electricity Generating PCL(5)	7,500	26,055
Esso Thailand PCL(5)	18,000	5,846
Glow Energy PCL(5)	13,700	26,357
Hana Microelectronics PCL(5)	8,700	5,507
Home Product Center PCL(5)	13,300	4,842
IRPC PCL(5)	142,000	16,246
Kasikornbank PCL(5)	16,600	91,739
Krung Thai Bank PCL(5)	38,600	19,989
Land & Houses PCL(5)	21,600	5,326
Minor International PCL(5)	44,000	21,821
PTT Exploration & Production PCL(5)	15,900	76,357
PTT Global Chemical PCL(5)	12,700	23,733
PTT PCL(5)	11,200	115,384
Ratchaburi Electricity Generating Holding PCL(5)	3,000	4,545
Robinson Department Store PCL(5)	3,700	7,156
Shin Corp. PCL(5)	3,500	6,943
Siam Cement PCL(5)	5,300	58,566
Siam City Cement PCL(5)	500	5,397
Siam Commercial Bank PCL(5)	21,300	107,908
Siam Makro PCL(5)	600	6,260
Sino Thai Engineering & Construction PCL(5)	35,300	16,978
Thai Beverage PCL	120,000	30,762
Thai Oil PCL(5)	10,200	18,959
Thai Union Frozen Products PCL(5)	11,160	26,014
Thanachart Capital PCL(5)	5,000	5,091
TMB Bank PCL(5)	355,700	17,324
Total Access Communication PCL(5)	13,600	35,403
TPI Polene PCL(5)	11,900	4,518
True Corp. PCL(1)	206,200	26,104

		$1,369,188

Turkey — 0.7%
Akbank TAS	22,000	$82,605
Akenerji Elektrik Uretim AS(1)	17,000	20,000
Aksa Akrilik Kimya Sanayii AS	1,200	2,860
Anadolu Efes Biracilik ve Malt Sanayii AS	2,700	36,627

Security	Shares	Value
Arcelik AS	4,800	$23,741
BIM Birlesik Magazalar AS	1,500	65,053
Cimsa Cimento Sanayi ve Ticaret AS	4,600	20,530
Coca-Cola Icecek AS	1,500	23,258
Dogan Sirketler Grubu Holding AS(1)	10,000	4,500
Eczacibasi Ilac Sanayi ve Ticaret AS	2,500	2,584
Enka Insaat ve Sanayi AS	24,976	72,129
Eregli Demir ve Celik Fabrikalari TAS	43,800	47,911
Ford Otomotiv Sanayi AS	2,100	20,171
Haci Omer Sabanci Holding AS	14,100	61,649
Ihlas Holding AS(1)	44,800	26,842
Is Gayrimenkul Yatirim Ortakligi AS	4,700	3,056
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	38,500	23,733
KOC Holding AS	23,520	91,251
Koza Altin Isletmeleri AS	1,200	23,712
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	9,300	21,860
Petkim Petrokimya Holding AS	15,600	17,441
Tekfen Holding AS	6,700	25,664
Tofas Turk Otomobil Fabrikasi AS	4,800	22,097
Trakya Cam Sanayii AS(1)	2,530	2,963
Tupras-Turkiye Petrol Rafinerileri AS	3,300	72,485
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	23,500	44,811
Turk Sise ve Cam Fabrikalari AS	8,646	12,014
Turk Telekomunikasyon AS	13,700	52,816
Turkcell Iletisim Hizmetleri AS(1)	22,700	126,377
Turkiye Garanti Bankasi AS	30,500	118,560
Turkiye Halk Bankasi AS	5,800	49,607
Turkiye Is Bankasi	24,300	70,958
Turkiye Sinai Kalkinma Bankasi AS	25,025	27,830
Turkiye Vakiflar Bankasi TAO	12,700	26,517
Ulker Gida Sanayi ve Ticaret AS	5,300	22,100
Yapi ve Kredi Bankasi AS(1)	10,700	22,043
Yazicilar Holding AS	3,200	22,110

		$1,410,465

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank (PJSC)	103,000	$93,924
Abu Dhabi National Hotels	13,000	6,116
Air Arabia (PJSC)	169,700	29,357
Aldar Properties (PJSC)	60,000	18,823
Dana Gas(1)	280,000	30,312
DP World, Ltd.	10,900	110,200
Dubai Financial Market(1)	107,700	28,347
Dubai Islamic Bank (PJSC)	26,000	13,621
Emaar Properties (PJSC)	128,300	117,878
First Gulf Bank (PJSC)	15,600	37,649
National Bank of Abu Dhabi (PJSC)	35,235	80,373
Ras Al Khaimah Ceramics(1)	82,200	25,276
Union National Bank	35,200	28,309

		$620,185

United Kingdom — 3.0%
Anglo American PLC	1,139	$33,754
Associated British Foods PLC	1,917	37,650
AstraZeneca PLC	9,141	426,904

Security	Shares	Value
BAE Systems PLC	76,895	$371,117
BHP Billiton PLC	8,092	235,954
BP PLC	49,159	326,412
Bunzl PLC	1,911	33,299
Burberry Group PLC	2,939	57,557
Centrica PLC	63,721	316,281
Compass Group PLC	9,559	102,537
Experian PLC	4,821	71,486
GlaxoSmithKline PLC	4,540	104,464
Globaltrans Investment PLC GDR(4)	1,600	30,240
Imperial Tobacco Group PLC	215	8,343
Kingfisher PLC	50,998	212,697
Marks & Spencer Group PLC	6,059	31,613
National Grid PLC	1,714	17,779
Next PLC	4,340	218,526
Reckitt Benckiser Group PLC	334	18,329
Reed Elsevier PLC	10,168	85,590
Resolution, Ltd.	4,229	13,617
Rexam PLC	2,761	18,766
Rolls-Royce Holdings PLC	25,890	344,148
Royal Dutch Shell PLC, Class A	15,227	517,458
Royal Dutch Shell PLC, Class B	11,100	390,473
Sage Group PLC (The)	29,801	134,012
Serco Group PLC	13,156	118,565
Shire PLC	6,640	191,532
SSE PLC	1,270	26,085
Subsea 7 SA	4,061	84,878
Tesco PLC	36,666	182,560
Tullow Oil PLC	8,076	162,552
Unilever PLC	1,160	41,594
United Utilities Group PLC	3,075	32,884
Vodafone Group PLC	116,521	333,476
Whitbread PLC	2,605	87,026
WM Morrison Supermarkets PLC	57,011	247,526

		$5,667,684

United States — 21.1%
3M Co.	3,137	$286,189
A.O. Smith Corp.	271	13,393
Abbott Laboratories	4,714	312,585
Abercrombie & Fitch Co., Class A	251	8,484
Accenture PLC, Class A	3,967	239,210
Acuity Brands, Inc.	418	24,219
Advance Auto Parts, Inc.	215	15,082
Advanced Energy Industries, Inc.(1)	178	2,193
Advisory Board Co. (The)(1)	845	38,017
AGL Resources, Inc.	1,729	70,024
Air Products and Chemicals, Inc.	1,065	85,658
Airgas, Inc.	769	60,997
Akamai Technologies, Inc.(1)	501	17,625
Alaska Air Group, Inc.(1)	1,448	50,463
Alcoa, Inc.	3,309	28,027
Alere, Inc.(1)	1,686	31,815
Alexander & Baldwin, Inc.(1)	40	1,282
Alexion Pharmaceuticals, Inc.(1)	1,229	128,861
Allegiant Travel Co.(1)	636	45,194

Security	Shares	Value
Allergan, Inc.	1,480	$121,464
Alliant Energy Corp.	254	11,864
Allied Nevada Gold Corp.(1)	1,142	29,521
Allied World Assurance Co. Holdings, Ltd.	261	19,687
Alpha & Omega Semiconductor, Ltd.(1)	6,256	48,234
Altera Corp.	2,732	96,849
Altria Group, Inc.	10,297	370,383
Amazon.com, Inc.(1)	1,149	268,062
Amdocs, Ltd.(1)	1,060	31,535
American Express Co.	2,133	123,095
American Greetings Corp.	1,423	18,912
American States Water Co.	747	30,366
American Tower Corp.	2,498	180,630
American Water Works Co., Inc.	2,751	99,724
Amerigroup Corp.(1)	588	52,849
AmerisourceBergen Corp.	1,704	67,649
Amgen, Inc.	2,033	167,926
Analog Devices, Inc.	4,022	157,180
Analogic Corp.	311	19,910
AOL, Inc.(1)	2,076	66,141
Aon PLC	3,268	160,786
Apple, Inc.(1)	1,055	644,352
Applied Industrial Technologies, Inc.	436	16,202
Applied Micro Circuits Corp.(1)	443	2,534
AptarGroup, Inc.	278	13,903
Aqua America, Inc.	2,857	73,253
Arch Capital Group, Ltd.(1)	2,260	87,688
Artesian Resources Corp., Class A	1,704	36,670
Arthur J. Gallagher & Co.	1,506	53,433
Ascena Retail Group, Inc.(1)	684	12,545
Ascent Capital Group, Inc., Series A(1)	880	43,806
Associated Banc Corp.	2,471	30,863
Astoria Financial Corp.	1,769	16,664
AT&T, Inc.	18,669	707,928
Atlantic Power Corp.(1)	15,833	218,179
ATMI, Inc.(1)	1,089	20,669
Atmos Energy Corp.	625	22,406
Automatic Data Processing, Inc.	4,562	257,981
AutoNation, Inc.(1)	435	17,152
AutoZone, Inc.(1)	257	96,434
Auxilium Pharmaceuticals, Inc.(1)	107	2,883
Avago Technologies, Ltd.	1,933	71,521
Avid Technology, Inc.(1)	2,833	26,092
Axis Capital Holdings, Ltd.	1,105	36,310
AZZ, Inc.	1,018	31,263
Badger Meter, Inc.	95	3,220
Balchem Corp.	310	10,332
Banco Latinoamericano de Comercio Exterior SA, Class E	936	19,020
Bank of Hawaii Corp.	1,027	47,971
Bank of Montreal	1,082	61,912
Bank of New York Mellon Corp. (The)	3,363	71,565
Bank of the Ozarks, Inc.	480	15,451
BankUnited, Inc.	892	21,729
Banner Corp.	95	2,159
BB&T Corp.	3,474	108,979
Beneficial Mutual Bancorp, Inc.(1)	2,062	17,651

Security	Shares	Value
Berkshire Hathaway, Inc., Class B(1)	3,315	$281,245
Biglari Holdings, Inc.(1)	9	3,382
Bio Reference Labs, Inc.(1)	808	19,998
Biogen Idec, Inc.(1)	653	95,227
BioMarin Pharmaceutical, Inc.(1)	519	20,392
BJ’s Restaurants, Inc.(1)	404	15,990
Bob Evans Farms, Inc.	1,846	71,108
Boston Private Financial Holdings, Inc.	2,240	21,078
Briggs & Stratton Corp.	114	1,988
Bristol-Myers Squibb Co.	6,592	234,675
Brookline Bancorp, Inc.	365	3,070
Brooks Automation, Inc.	1,961	18,159
Brown and Brown, Inc.	1,635	41,267
Buffalo Wild Wings, Inc.(1)	272	19,744
Bunge, Ltd.	1,570	103,259
C.H. Robinson Worldwide, Inc.	1,860	98,301
CACI International, Inc.(1)	279	15,750
California Water Service Group	1,648	30,439
Calpine Corp.(1)	2,048	35,000
Campbell Soup Co.	4,538	150,253
Capital One Financial Corp.	1,327	74,962
Capitol Federal Financial, Inc.	4,335	50,806
Carnival Corp.	2,309	76,844
Cash America International, Inc.	371	14,217
Catamaran Corp.(1)	1,198	101,243
Caterpillar, Inc.	600	50,526
Cathay General Bancorp	119	1,927
Cato Corp. (The)	716	20,048
Cavium, Inc.(1)	570	15,401
Celgene Corp.(1)	2,032	139,111
CenturyLink, Inc.	5,723	237,733
Cerner Corp.(1)	1,940	143,405
CH Energy Group, Inc.	444	28,873
Charles River Laboratories(1)	1,062	36,140
Cheesecake Factory, Inc. (The)(1)	534	17,900
Chemed Corp.	36	2,260
Chemical Financial Corp.	534	11,978
Chevron Corp.	4,697	514,697
Children’s Place Retail Stores, Inc. (The)(1)	61	3,099
Chipotle Mexican Grill, Inc.(1)	313	91,499
CIRCOR International, Inc.	48	1,478
Cirrus Logic, Inc.(1)	932	34,270
CIT Group, Inc.(1)	495	18,077
Citigroup, Inc.	3,478	94,358
City Holding Co.	521	17,219
City National Corp.	1,034	50,956
Clean Energy Fuels Corp.(1)	1,714	24,185
Clean Harbors, Inc.(1)	806	48,795
Clorox Co. (The)	1,193	86,743
Coach, Inc.	1,321	65,165
Coca Cola Bottling Co. Consolidated	398	26,734
Coca-Cola Co. (The)(1)	5,398	436,158
Cogent Communications Group, Inc.(1)	1,139	21,037
Cognizant Technology Solutions Corp., Class A(1)	2,290	130,003
Columbia Banking System, Inc.	563	10,162
Comerica, Inc.	2,539	76,703

Security	Shares	Value
Comfort Systems USA, Inc.	269	$2,634
Commerce Bancshares, Inc.	135	5,316
Commercial Metals Co.	134	1,727
comScore, Inc.(1)	719	11,073
Concho Resources, Inc.(1)	45	3,836
ConocoPhillips	4,487	244,272
Consolidated Edison, Inc.	3,256	210,012
Consolidated-Tomoka Land Co.	113	3,180
Cooper Industries PLC, Class A	1,919	137,938
Copa Holdings SA, Class A	659	51,092
Corporate Executive Board Co. (The)	80	3,690
Costar Group, Inc.(1)	320	26,410
Costco Wholesale Corp.	3,923	377,314
Covanta Holding Corp.	3,410	58,584
Credit Acceptance Corp.(1)	192	18,405
Cree, Inc.(1)	606	14,514
Cullen/Frost Bankers, Inc.	777	42,976
Cummins, Inc.	780	74,802
CVR Energy, Inc.(1)(3)	122	0
CVS Caremark Corp.	3,645	164,936
Danaher Corp.	1,617	85,394
Darden Restaurants, Inc.	1,383	70,782
Delta Air Lines, Inc.(1)	2,450	23,642
Deluxe Corp.	758	21,467
Dexcom, Inc.(1)	3,460	38,095
Dime Community Bancshares, Inc.	239	3,466
Discovery Communications, Inc., Class A(1)	1,976	100,045
Dollar Tree, Inc.(1)	318	16,008
Dominion Resources, Inc.	2,526	137,187
Donaldson Co., Inc.	148	5,051
DSW, Inc., Class A	62	3,665
Duke Energy Corp.	5,407	366,486
Dycom Industries, Inc.(1)	1,000	17,420
E.I. du Pont de Nemours & Co.	3,091	153,623
Earthlink, Inc.	3,876	26,551
eBay, Inc.(1)	2,475	109,642
Ecolab, Inc.	1,985	129,918
Edwards Lifesciences Corp.(1)	785	79,442
Eli Lilly & Co.	4,425	194,833
EMC Corp.(1)	5,696	149,292
EMCOR Group, Inc.	999	26,304
Emergent Biosolutions, Inc.(1)	156	2,279
Emerson Electric Co.	3,968	189,551
Encore Wire Corp.	63	1,726
Endurance Specialty Holdings, Ltd.	45	1,560
Ennis, Inc.	1,146	16,434
EnPro Industries, Inc.(1)	539	18,579
Ensign Group, Inc. (The)	73	2,048
Enzon Pharmaceuticals, Inc.(1)	394	2,612
Erie Indemnity Co.	207	14,757
Essa Bancorp, Inc.	7,245	76,580
Everest Re Group, Ltd.	692	70,376
Exelon Corp.	1,921	75,150
Expeditors International of Washington, Inc.	1,284	45,672
Exponent, Inc.(1)	386	19,952

Security	Shares	Value
Express Scripts Holding Co.(1)	1,186	$68,717
Exxon Mobil Corp.	7,047	612,032
EZCorp, Inc.(1)	560	12,600
FactSet Research Systems, Inc.	766	71,207
Family Dollar Stores, Inc.	1,027	67,864
Farmer Bros Co.(1)	1,466	11,435
Fastenal Co.	688	29,667
FedEx Corp.	1,944	175,543
Fidelity National Information Services, Inc.	2,258	70,992
First Cash Financial Services, Inc.(1)	448	17,965
First Citizens BancShares, Inc.	21	3,450
First Commonwealth Financial Corp.	2,296	16,095
First Financial Bankshares, Inc.	52	1,794
First Horizon National Corp.	4,074	33,529
First Midwest Bancorp, Inc.	1,278	14,441
First Niagara Financial Group, Inc.	8,625	65,377
Fluor Corp.	543	26,922
Flushing Financial Corp.	237	3,344
Foot Locker, Inc.	669	22,090
Formfactor, Inc.(1)	278	1,701
Forrester Research, Inc.	85	2,426
Franklin Financial Corp.(1)	3,276	52,875
Fred’s, Inc., Class A	136	1,931
Freeport-McMoRan Copper & Gold, Inc.	2,493	83,939
Fresh Del Monte Produce, Inc.	545	13,352
Frontier Communications Corp.	17,145	67,208
FTI Consulting, Inc.(1)	578	14,756
Gartner, Inc.(1)	906	40,217
Gaylord Entertainment Co.(1)	570	20,947
General Electric Co.	13,969	289,857
General Mills, Inc.	3,848	148,918
Genesco, Inc.(1)	287	19,005
Global Payments, Inc.	916	39,223
Global Power Equipment Group, Inc.	486	9,987
Google, Inc., Class A(1)	578	365,857
Gorman-Rupp Co. (The)	396	10,993
Granite Construction, Inc.	1,060	27,454
Greatbatch, Inc.(1)	748	17,077
Gulfmark Offshore, Inc.(1)	628	22,577
Halliburton Co.	1,149	38,066
Hancock Holding Co.	96	2,926
Harsco Corp.	72	1,530
Hawaiian Electric Industries Co.	635	18,091
Haynes International, Inc.	345	16,626
HeartWare International, Inc.(1)	378	33,752
Herbalife, Ltd.	344	18,882
Hewlett-Packard Co.	3,161	57,657
Hittite Microwave Corp.(1)	1,054	53,406
HollyFrontier Corp.	3,212	120,097
Hologic, Inc.(1)	891	16,501
Home BancShares, Inc.	131	3,950
Home Depot, Inc. (The)	3,537	184,561
Home Federal Bancorp, Inc.	165	1,637
Howard Hughes Corp. (The)(1)	581	35,807
Hubbell, Inc., Class B	819	67,387
Humana, Inc.	582	35,851
Huron Consulting Group, Inc.(1)	508	17,109

Security	Shares	Value
Hyatt Hotels Corp.(1)	535	$19,019
IAC/InterActiveCorp	1,224	64,395
IBERIABANK Corp.	578	27,068
ICF International, Inc.(1)	619	15,209
ICG Group, Inc.(1)	1,883	16,834
ICU Medical, Inc.(1)	542	28,905
IDEX Corp.	526	20,067
IHS, Inc.(1)	719	79,284
Illinois Tool Works, Inc.	3,377	183,506
Illumina, Inc.(1)	916	37,987
Imation Corp.(1)	3,533	19,679
Independent Bank Corp.	64	1,901
Insperity, Inc.	424	11,126
Integrys Energy Group, Inc.	1,243	75,251
Intel Corp.	15,806	406,214
International Business Machines Corp.	3,090	605,578
International Rectifier Corp.(1)	819	13,956
Investors Bancorp, Inc.(1)	1,430	23,266
IPC The Hospitalist Co., Inc.(1)	70	3,010
Isis Pharmaceuticals, Inc.(1)	2,198	26,640
ITC Holdings Corp.	89	6,603
J.B. Hunt Transport Services, Inc.	68	3,741
Jack Henry & Associates, Inc.	616	21,394
Jacobs Engineering Group, Inc.(1)	438	16,894
JetBlue Airways Corp.(1)	6,734	37,104
John Wiley & Sons, Inc., Class A	776	36,976
Johnson & Johnson	6,083	421,065
Jones Lang LaSalle, Inc.	750	50,017
Jos. A. Bank Clothiers, Inc.(1)	699	29,540
Kaiser Aluminum Corp.	534	29,124
Kellogg Co.	2,117	100,981
Kennametal, Inc.	372	13,727
KeyCorp	5,730	45,725
Kimberly-Clark Corp.	678	58,925
Kinder Morgan, Inc.	4,018	143,885
Kirby Corp.(1)	273	14,406
Knight Transportation, Inc.	1,032	15,821
Kohl’s Corp.	2,795	138,967
Kraft Foods, Inc., Class A	6,044	240,007
L.B. Foster Co., Class A	65	1,923
Laboratory Corp. of America Holdings(1)	1,125	94,601
Laclede Group, Inc. (The)	85	3,551
Lam Research Corp.(1)	953	32,793
Landec Corp.(1)	6,846	54,700
Landstar System, Inc.	65	3,212
Layne Christensen Co.(1)	121	2,553
Lennox International, Inc.	972	42,447
Lindsay Corp.	49	3,474
Lions Gate Entertainment Corp.(1)	6,528	87,802
Live Nation, Inc.(1)	312	2,783
LivePerson, Inc.(1)	524	9,799
Loews Corp.	2,581	102,182
LogMeIn, Inc.(1)	288	5,458
Lowe’s Companies, Inc.	4,032	102,292
LSI Corp.(1)	2,402	16,574
Luminex Corp.(1)	903	15,468
M&T Bank Corp.	1,991	170,907

Security	Shares	Value
Madison Square Garden Co. (The)(1)	1,273	$46,146
Marathon Oil Corp.	2,619	69,325
Marathon Petroleum Corp.	4,779	226,047
Marriott International, Inc., Class A	896	32,632
Marsh & McLennan Cos., Inc.	5,581	185,345
Martin Marietta Materials, Inc.	722	54,251
Marvell Technology Group, Ltd.	210	2,365
MasterCard, Inc., Class A	531	231,819
Matson, Inc.	40	982
Maxim Integrated Products, Inc.	362	9,857
MAXIMUS, Inc.	806	40,703
McCormick & Co., Inc.	1,706	103,861
McDonald’s Corp.	5,679	507,475
McGraw-Hill Cos., Inc. (The)	2,828	132,803
McKesson Corp.	1,158	105,065
MDC Holdings, Inc.	765	24,373
Medicines Co. (The)(1)	888	22,236
Men’s Wearhouse, Inc. (The)	473	12,889
Merck & Co., Inc.	8,012	353,890
Meredith Corp.	1,343	44,373
MGE Energy, Inc.	1,364	65,390
Micrel, Inc.	1,588	14,832
Microchip Technology, Inc.	2,817	94,031
Microsoft Corp.	12,615	371,764
Minerals Technologies, Inc.	466	29,796
Monsanto Co.	1,661	142,215
Morningstar, Inc.	230	13,356
MSCI, Inc., Class A(1)	554	18,365
Mueller Industries, Inc.	843	35,937
Murphy Oil Corp.	1,445	77,539
MWI Veterinary Supply, Inc.(1)	182	16,578
MYR Group, Inc.(1)	151	2,464
Nash Finch Co.	2,350	45,026
National Fuel Gas Co.	69	3,377
National Healthcare Corp.	397	17,337
National Oilwell Varco, Inc.	1,213	87,700
Nektar Therapeutics(1)	3,830	32,632
Neogen Corp.(1)	43	1,654
NetApp, Inc.(1)	977	31,919
Netflix, Inc.(1)	202	11,484
Neustar, Inc., Class A(1)	1,008	35,693
New Jersey Resources Corp.	845	38,785
New York Community Bancorp, Inc.	7,319	95,001
Newmont Mining Corp.	6,701	297,993
NextEra Energy, Inc.	2,168	153,711
Nordic American Tankers, Ltd.	221	2,586
Nordstrom, Inc.	704	38,115
Northeast Utilities	1,364	54,396
Northern Trust Corp.	2,242	101,787
Northwest Bancshares, Inc.	1,264	14,726
Northwest Natural Gas Co.	439	21,375
NPS Pharmaceuticals, Inc.(1)	322	2,483
Nucor Corp.	2,676	104,899
Nutraceutical International Corp.(1)	2,013	30,014
NVR, Inc.(1)	64	49,535
O’Reilly Automotive, Inc.(1)	1,077	92,342

Security	Shares	Value
Occidental Petroleum Corp.	1,056	$91,904
OGE Energy Corp.	1,366	72,548
Omnicare, Inc.	523	16,427
Omnicell, Inc.(1)	750	9,788
Omnicom Group, Inc.	1,471	73,815
Oneok, Inc.	2,995	133,307
OpenTable, Inc.(1)	392	14,253
Optimer Pharmaceuticals, Inc.(1)	224	3,060
Oracle Corp.	5,099	153,990
OraSure Technologies, Inc.(1)	2,027	21,506
Oritani Financial Corp.	251	3,537
PacWest Bancorp	170	3,895
Panera Bread Co., Class A(1)	557	87,722
Papa John’s International, Inc.(1)	88	4,489
Park National Corp.	28	1,897
Parker Hannifin Corp.	637	51,164
PartnerRe, Ltd.	1,012	73,309
Paychex, Inc.	1,915	62,601
Penn National Gaming, Inc.(1)	436	16,969
PennyMac Mortgage Investment Trust	1,550	32,658
Pentair, Inc.	1,007	44,137
People’s United Financial, Inc.	8,460	96,952
PepsiCo, Inc.	6,221	452,453
Perrigo Co.	595	67,842
Pfizer, Inc.	12,152	292,134
PG&E Corp.	1,670	77,087
Philip Morris International, Inc.	6,124	559,979
Phillips 66	1,807	67,943
Piedmont Natural Gas Co., Inc.	1,147	36,452
Pinnacle Financial Partners, Inc.(1)	706	13,802
Platinum Underwriters Holdings, Ltd.	525	19,960
PNC Financial Services Group, Inc.	1,865	110,221
PNM Resources, Inc.	251	5,221
Portland General Electric Co.	180	4,901
Power Integrations, Inc.	543	19,135
PPG Industries, Inc.	786	86,036
Praxair, Inc.	2,089	216,755
priceline.com, Inc.(1)	417	275,946
Pricesmart, Inc.	293	21,102
Procter & Gamble Co.	6,358	410,345
Provident Financial Services, Inc.	968	14,743
Quad Graphics, Inc.	1,995	30,703
Quanex Building Products Corp.	1,483	25,063
Quanta Services, Inc.(1)	1,816	41,750
Rackspace Hosting, Inc.(1)	363	15,928
Ralph Lauren Corp.	500	72,170
RealNetworks, Inc.	1,944	15,085
Red Robin Gourmet Burgers, Inc.(1)	583	17,403
Regal-Beloit Corp.	330	21,242
Regeneron Pharmaceuticals, Inc.(1)	232	31,239
Reliance Steel & Aluminum Co.	411	21,158
RenaissanceRe Holdings, Ltd.	605	44,764
Renasant Corp.	115	2,036
Republic Airways Holdings, Inc.(1)	14,406	65,547
Republic Services, Inc.	4,420	127,871
Retail Opportunity Investments Corp.	2,403	29,293

Security	Shares	Value
Reynolds American, Inc.	3,858	$178,510
Rockville Financial, Inc.	1,512	17,615
Rockwell Automation, Inc.	283	19,063
Rosetta Stone, Inc.(1)	2,332	30,386
Ross Stores, Inc.	632	41,990
Royal Gold, Inc.	1,114	84,308
RR Donnelley & Sons Co.	3,058	37,063
RTI International Metals, Inc.(1)	124	2,784
S&T Bancorp, Inc.	987	16,285
Salix Pharmaceuticals, Ltd.(1)	49	2,196
Sandy Spring Bancorp, Inc.	98	1,745
SBA Communications Corp., Class A(1)	993	58,647
SCBT Financial Corp.	56	2,074
Schlumberger, Ltd.	2,830	201,666
Scholastic Corp.	469	14,131
Seattle Genetics, Inc.(1)	1,072	28,044
SemGroup Corp.(1)	520	17,529
Sempra Energy	2,702	190,248
Semtech Corp.(1)	1,185	28,310
Sequenom, Inc.(1)	4,068	11,431
Shaw Group, Inc. (The)(1)	71	2,765
Shenandoah Telecommunications Co.	2,669	42,037
Sherwin-Williams Co. (The)	1,273	171,028
Sigma-Aldrich Corp.	459	31,763
Signature Bank(1)	710	45,795
Silicon Laboratories, Inc.(1)	602	22,244
Simmons First National Corp., Class A	64	1,494
Skyworks Solutions, Inc.(1)	862	24,938
South Jersey Industries, Inc.	365	19,294
Southern Co. (The)	6,042	290,922
Southwest Airlines Co.	7,314	67,216
Southwest Gas Corp.	640	28,582
Spectra Energy Corp.	11,717	359,595
Stage Stores, Inc.	106	2,008
Standard Microsystems Corp.(1)	617	22,773
Standex International Corp.	316	13,518
Stanley Black & Decker, Inc.	626	41,873
Starbucks Corp.	3,210	145,349
Stericycle, Inc.(1)	1,143	106,128
Sunoco, Inc.	2,099	101,151
Supertex, Inc.(1)	1,451	24,652
SVB Financial Group(1)	62	3,584
Sysco Corp.	3,381	99,368
Target Corp.	2,875	174,369
Techne Corp.	354	24,454
Teekay Corp.	1,030	31,652
Tejon Ranch Co.(1)	64	1,663
Telephone & Data Systems, Inc.	1,123	27,210
Teradata Corp.(1)	1,269	85,810
Terreno Realty Corp.	3,998	59,610
Territorial Bancorp, Inc.	3,542	83,237
Tesoro Corp.(1)	2,403	66,443
Tetra Tech, Inc.(1)	1,285	33,037
Texas Capital Bancshares, Inc.(1)	504	21,717
Texas Industries, Inc.	575	24,018
Texas Instruments, Inc.	7,641	208,141
Texas Roadhouse, Inc.	1,171	20,270

Security	Shares	Value
TFS Financial Corp.(1)	2,168	$20,401
Thomson Reuters Corp.	4,401	124,592
Time Warner, Inc.	4,463	174,593
Titanium Metals Corp.	1,643	19,157
TJX Companies, Inc. (The)	5,019	222,241
Toll Brothers, Inc.(1)	2,381	69,454
Toro Co. (The)	482	18,123
Towers Watson & Co., Class A	885	51,888
Tredegar Corp.	1,164	17,239
Trex Co., Inc.(1)	90	2,293
Trustco Bank Corp.	2,143	11,808
TW Telecom, Inc.(1)	2,447	61,493
Tyco International, Ltd.	2,444	134,273
U.S. Bancorp	6,533	218,855
UGI Corp.	1,894	58,051
UIL Holdings Corp.	310	11,482
Ultra Petroleum Corp.(1)	985	23,404
Umpqua Holdings Corp.	2,564	31,999
Union Pacific Corp.	1,496	183,425
United Continental Holdings, Inc.(1)	881	16,642
United Financial Bancorp, Inc.	103	1,468
United Parcel Service, Inc., Class B	4,848	366,557
United Technologies Corp.	2,915	216,993
United Therapeutics Corp.(1)	358	19,611
UnitedHealth Group, Inc.	2,569	131,250
Universal Corp., VA	663	30,193
URS Corp.	1,580	55,411
US Cellular Corp.(1)	493	20,272
Valero Energy Corp.	5,720	157,300
Valmont Industries, Inc.	389	48,189
Valspar Corp.	409	20,532
Vectren Corp.	104	3,104
VeriSign, Inc.(1)	2,079	92,349
Verisk Analytics, Inc., Class A(1)	126	6,332
Verizon Communications, Inc.	12,581	567,906
Vertex Pharmaceuticals, Inc.(1)	1,343	65,149
Viacom, Inc., Class B	2,332	108,928
Viad Corp.	644	11,161
ViewPoint Financial Group	1,684	29,647
Visa, Inc., Class A	2,507	323,578
Vistaprint NV(1)	466	16,077
Vitamin Shoppe, Inc.(1)	274	15,048
VMware, Inc., Class A(1)	170	15,429
Volterra Semiconductor Corp.(1)	459	10,548
Vulcan Materials Co.	1,091	42,265
W.W. Grainger, Inc.	692	141,742
Wal-Mart Stores, Inc.	8,409	625,882
Walgreen Co.	1,930	70,175
Washington Banking Co.	141	1,971
Washington Federal, Inc.	2,109	33,596
Washington Post Co., Class B	309	104,596
Waste Connections, Inc.	1,695	52,155
Waste Management, Inc.	6,278	215,963
Watsco, Inc.	560	38,046
Watson Pharmaceuticals, Inc.(1)	1,441	112,153

Security	Shares	Value
Watts Water Technologies, Inc.	53	$1,783
Weatherford International, Ltd.(1)	909	10,953
WebMD Health Corp.(1)	1,251	18,402
Webster Financial Corp.	146	2,996
WellPoint, Inc.	1,582	84,305
Wells Fargo & Co.	9,880	334,043
Wendy’s Co. (The)	3,955	18,153
Wesbanco, Inc.	84	1,740
Westamerica Bancorporation	65	2,990
Western Alliance Bancorp(1)	1,256	11,580
Western Refining, Inc.	1,219	28,683
Western Union Co.	1,860	32,420
Westfield Financial, Inc.	234	1,746
WGL Holdings, Inc.	936	37,861
White Mountains Insurance Group, Ltd.	31	15,828
Williams Cos., Inc.	1,447	46,000
Windstream Corp.	1,997	19,890
World Fuel Services Corp.	1,435	58,103
World Wrestling Entertainment, Inc.	11,310	87,652
WPX Energy, Inc.(1)	758	12,090
Xilinx, Inc.	3,164	102,514
Yahoo! Inc.(1)	3,584	56,771
Yum! Brands, Inc.	4,583	297,162
Zions Bancorporation	2,563	46,647

		$40,405,203

Total Common Stocks (identified cost $113,658,814)		$115,762,698

Equity-Linked Securities(6) — 1.3%

Security	Maturity Date	Shares	Value
India(7) — 1.2%
ABB Ltd.	11/2/16	1,900	$27,192
Adani Enterprises Ltd.	11/2/16	2,400	7,807
Adani Ports and Special Economic Zone	11/2/16	6,100	13,211
Adani Power Ltd.	11/2/16	11,200	8,800
Apollo Hospitals Enterprises Ltd.	11/2/16	1,900	21,528
Asian Paints Ltd.	8/17/16	400	26,060
Axis Bank Ltd.	10/8/14	2,700	50,436
Bajaj Auto Ltd.	7/29/16	700	20,090
Bank of Baroda	9/29/14	4,600	54,004
Bharat Forge Ltd.	11/2/16	700	3,779
Bharat Heavy Electricals Ltd.	9/29/14	8,300	32,038
Bharti Airtel Ltd.	9/29/14	25,300	135,861
Cairn India Ltd.	9/29/14	9,200	54,924
Cipla Ltd.	9/29/14	3,000	18,180
Coal India Ltd.	11/2/16	6,600	42,645
Colgate-Palmolive (India) Ltd.	10/1/14	1,300	26,936
Divi’s Laboratories Ltd.	11/2/16	300	5,916
DLF Ltd.	11/2/16	9,400	35,333
Essar Oil Ltd.	11/2/16	28,700	28,692
Exide Industries Ltd.	11/2/16	1,600	3,693
Federal Bank Ltd.	7/29/16	5,000	37,050
GAIL India Ltd.	4/6/16	9,600	61,080
GlaxoSmithKline Pharmaceuticals Ltd.	11/3/16	500	18,969

Security	Maturity Date	Shares	Value
Glenmark Pharmaceuticals Ltd.	11/2/16	4,500	$31,071
Grasim Industries Ltd.	9/29/14	300	15,402
Gujarat State Petronet Ltd.	11/2/16	2,000	2,539
Hero Motocorp Ltd.	10/8/14	700	25,102
Hindalco Industries Ltd.	6/30/16	11,200	24,080
Hindustan Petroleum Corp., Ltd.	10/13/14	4,800	29,520
Hindustan Unilever Ltd.	10/1/14	10,600	88,616
Hindustan Zinc Ltd.	10/13/14	11,300	24,069
IDBI Bank Ltd.	11/2/16	16,800	26,583
Idea Cellular Ltd.	11/2/16	11,500	16,532
IFCI Ltd.	10/13/14	46,500	29,295
Indiabulls Financial Services Ltd.	11/2/16	9,200	37,601
Indian Oil Corp., Ltd.	4/26/16	10,700	51,681
IndusInd Bank Ltd.	12/15/14	7,300	43,654
Infrastructure Development Finance Company Ltd.	10/8/14	22,400	53,984
ITC Ltd.	9/29/14	14,400	66,528
Jaiprakash Associates Ltd.	10/13/14	13,200	17,292
Jindal Saw Ltd.	10/4/16	14,700	31,458
Jindal Steel and Power Ltd. JSPL	9/29/14	3,800	27,094
Kotak Mahindra Bank Ltd.	10/13/14	4,600	44,068
Larsen & Toubro Ltd.	11/4/14	2,200	53,900
Lupin Ltd.	11/2/16	2,000	21,609
Mahindra & Mahindra Ltd.	10/15/14	2,400	30,096
Maruti Suzuki India Ltd.	9/29/14	800	16,240
National Hydroelectric Power Corp., Ltd.	11/2/16	57,100	18,737
Nestle India, Ltd.	9/8/15	200	16,022
NMDC Ltd.	11/2/16	8,400	28,289
NTPC Ltd.	4/26/16	21,000	59,010
Oil and Natural Gas Corp., Ltd.	4/26/16	18,500	94,720
Oil India Ltd.	11/2/16	3,250	29,003
Power Finance Co.	7/27/15	7,000	21,700
Power Grid Corp. of India Ltd.	11/16/15	20,900	44,517
Ranbaxy Laboratories Ltd.	11/2/16	2,000	17,891
Reliance Communications Ltd.	4/26/16	10,200	10,200
Reliance Infrastructure Ltd.	4/26/16	1,800	15,930
Reliance Power Ltd.	11/2/16	9,700	15,915
Shriram Transport Finance Co.	9/24/14	4,800	49,632
Siemens Ltd.	11/2/16	1,200	14,701
Sun Pharmaceutical Industries Ltd.	4/26/16	6,100	71,309
Tata Chemicals Ltd.	6/30/16	5,500	30,085
Tata Consultancy Services Ltd.	10/13/14	5,200	115,700
Tata Power Co., Ltd.	4/26/16	25,400	44,704
Tata Steel Ltd.	10/13/14	2,500	18,525
Torrent Power Ltd.	11/2/16	800	2,289
Union Bank of India Ltd.	7/29/16	7,800	23,400
United Breweries Ltd.	11/2/16	2,200	22,030
Wipro Ltd.	10/13/14	5,700	34,656
Yes Bank Ltd.	11/2/16	5,900	38,743

			$2,379,946

Kuwait(8) — 0.1%
Al Safwa Group Holding Co. KSC	11/15/13	160,000	$8,960
Boubyan Petrochemicals Co.	10/4/13	5,000	9,810
Commercial Bank of Kuwait SAK	2/25/14	5,000	13,525
Gulf Bank	10/4/13	5,000	7,025
Gulf Cable and Electrical Industries Co.	11/4/13	2,500	9,580

Security	Maturity Date	Shares	Value
Kuwait Finance House KSC	1/14/14	5,000	$12,285
Kuwait Foods Co. (Americana)	11/15/13	2,500	19,447
Kuwait Pipes Industries & Oil Services Co.	5/16/14	20,000	7,280
Mobile Telecommunications Co.	9/20/13	5,000	12,110
National Bank of Kuwait SAK	10/15/13	10,000	38,698
National Mobile Telecommunications Co. KSC	1/7/14	2,500	10,873

			$149,593

Total Equity-Linked Securities (identified cost $2,772,080)			$2,529,539

Rights(1) — 0.0%(2)

Security		Shares	Value
PDG Realty SA Empreendimentos e Participacoes, Exp. 8/15/12		9,887	$193

Total Rights (identified cost $0)			$193

Short-Term Investments — 35.2%

U.S. Treasury Obligations — 10.5%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/7/13(9)		$20,000	$19,986,280

Total U.S. Treasury Obligations (identified cost $19,983,640)			$19,986,280

Other — 24.7%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(10)		$47,249	$47,249,311

Total Other (identified cost $47,249,311)			$47,249,311

Total Short-Term Investments (identified cost $67,232,951)			$67,235,591

Total Investments — 97.0% (identified cost $183,663,845)			$185,528,021

Other Assets, Less Liabilities — 3.0%			$5,781,392

Net Assets — 100.0%			$191,309,413

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

PPS	-	Partially Protected Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $2,529,539 or 1.3% of the Portfolio’s net assets.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(8)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $22,809.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value
United States Dollar	61.5%	$117,623,909
Euro	7.8%	14,845,012
British Pound Sterling	2.9%	5,561,860
Japanese Yen	2.7%	5,159,155
Hong Kong Dollar	2.6%	5,009,048
Swiss Franc	1.4%	2,728,628
Australian Dollar	1.4%	2,716,208
South African Rand	1.3%	2,533,137
South Korean Won	1.3%	2,509,530
New Taiwan Dollar	1.2%	2,343,180
Singapore Dollar	1.1%	2,080,142
Swedish Krona	1.1%	2,048,048
Other currency, less than 1% each	10.7%	20,370,164

Total Investments	97.0%	$185,528,021

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.5%	$21,935,274
Industrials	7.0	13,311,842
Consumer Staples	6.8	12,978,936
Consumer Discretionary	6.2	11,950,732
Information Technology	6.1	11,616,949
Materials	5.4	10,305,871
Energy	5.3	10,190,398
Health Care	5.1	9,834,439
Telecommunication Services	4.6	8,891,637
Utilities	3.8	7,276,352
Short-Term Investments	35.2	67,235,591

Total Investments	97.0%	$185,528,021

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2012 were $8,860,778 or 4.6% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts
Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/24/12	Australian Dollar 3,236,896	United States Dollar 3,363,459	State Street Bank and Trust Co.	$31,327
8/24/12	British Pound Sterling 2,140,990	United States Dollar 3,364,245	State Street Bank and Trust Co.	(7,536)
8/24/12	Canadian Dollar 3,391,985	United States Dollar 3,362,496	State Street Bank and Trust Co.	18,253
8/24/12	Euro 2,742,070	United States Dollar 3,361,778	State Street Bank and Trust Co.	12,887
8/24/12	Israeli Shekel 13,494,556	United States Dollar 3,360,424	State Street Bank and Trust Co.	23,437
8/24/12	Japanese Yen 264,309,668	United States Dollar 3,363,031	State Street Bank and Trust Co.	20,874
8/24/12	New Zealand Dollar 4,197,218	United States Dollar 3,363,609	State Street Bank and Trust Co.	30,579
8/24/12	Norwegian Krone 20,438,697	United States Dollar 3,361,821	State Street Bank and Trust Co.	26,334
8/24/12	Singapore Dollar 4,217,916	United States Dollar 3,364,508	State Street Bank and Trust Co.	24,991
8/24/12	Swedish Krona 23,338,133	United States Dollar 3,361,100	State Street Bank and Trust Co.	67,609
8/24/12	Swiss Franc 3,292,268	United States Dollar 3,361,447	State Street Bank and Trust Co.	12,375

				$261,130

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/12	227 E-mini MSCI EAFE Index	Short	$(15,485,175)	$(16,169,210)	$(684,035)
9/12	259 E-mini MSCI Emerging Markets Index	Short	(11,694,410)	(12,244,225)	(549,815)
9/12	463 E-mini S&P 500 Index	Short	(30,166,850)	(31,821,990)	(1,655,140)
9/12	436 United States Dollar Index	Long	35,983,289	36,061,560	78,271

					$(2,810,719)

Total Return Swaps

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Bank of America	$6,487,053	Pays	Total Return on MSCI Daily Gross EAFE USD Index	Receives	3-Month USD- LIBOR-BBA + 0.175%	10/31/12	$0
Bank of America	1,442,103	Pays	Total Return on MSCI Daily Gross EAFE USD Index	Receives	3-Month USD- LIBOR- BBA + 0.20%	10/31/12	0
Bank of America	2,683,311	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD- LIBOR- BBA - 0.22%	10/31/12	0
Bank of America	6,421,441	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD- LIBOR- BBA - 0.40%	10/31/12	0
Bank of America	6,180,869	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD- LIBOR-BBA - 0.40%	10/31/12	0
Bank of America	5,942,700	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR- BBA + 0.08%	10/31/12	0
Bank of America	1,589,177	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR- BBA + 0.12%	10/31/12	0
Bank of America	5,862,996	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR- BBA + 0.14%	10/31/12	0
Bank of America	5,351,528	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR- BBA + 0.14%	10/31/12	0
Bank of America	2,678,597	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR- BBA + 0.18%	10/31/12	0
Merrill Lynch International	33,352,500	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15%	8/22/12	(3,084,595)

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$3,231,021	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15%	8/22/12	$(208,749)
Merrill Lynch International	2,753,560	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	8/22/12	11,368
Merrill Lynch International	340,000	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	8/22/12	(5,835)
Merrill Lynch International	688,390	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.23	8/22/12	75,013
Merrill Lynch International	2,753,560	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	8/22/12	57,179
Merrill Lynch International	310,000	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	8/22/12	(5,030)
Merrill Lynch International	688,390	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23	8/22/12	62,682
Merrill Lynch International	2,753,560	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	8/22/12	292,978
Merrill Lynch International	320,000	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	8/22/12	25,724
Merrill Lynch International	2,753,560	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	8/22/12	54,881
Merrill Lynch International	350,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	8/22/12	1,211
Merrill Lynch International	1,376,780	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	8/22/12	125,615
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	8/22/12	6,247
Merrill Lynch International	1,376,780	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	8/22/12	(35,142)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	8/22/12	(10,673)

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$1,376,780	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23%	8/22/12	$46,315
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	8/22/12	2,147
Merrill Lynch International	2,753,560	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	8/22/12	403,339
Merrill Lynch International	340,000	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	8/22/12	30,664
Merrill Lynch International	1,376,780	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	8/22/12	65,103
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	8/22/12	4,491
Merrill Lynch International	688,390	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	8/22/12	1,598
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	8/22/12	2,494
Merrill Lynch International	688,390	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	8/22/12	42,938
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	8/22/12	12,634
Merrill Lynch International	688,390	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28	8/22/12	39,951
Merrill Lynch International	1,098,241	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	8/22/12	311,671
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	8/22/12	56,353
Merrill Lynch International	688,390	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	8/22/12	34,052
Merrill Lynch International	688,390	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	8/22/12	(6,557)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	8/22/12	239

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$1,376,780	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28%	8/22/12	$35,102
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28	8/22/12	(52)
Merrill Lynch International	1,376,780	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	8/22/12	222,914
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	8/22/12	29,821
Merrill Lynch International	1,376,780	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	8/22/12	110,689
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	8/22/12	15,465
Merrill Lynch International	1,376,780	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	8/22/12	249,791
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	8/22/12	34,417
Merrill Lynch International	1,376,780	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.33	8/22/12	30,983
Merrill Lynch International	200,000	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.33	8/22/12	1,113
Merrill Lynch International	2,753,560	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	8/22/12	168,506
Merrill Lynch International	340,000	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	8/22/12	18,441

							$(672,504)

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

Foreign Exchange Risk: The Portfolio enters into forward foreign currency exchange contracts and currency futures contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$2,684,129	$(3,356,633)

		$2,684,129	$(3,356,633)

Equity Price	Futures Contracts*	$—	$(2,888,990)
	Total Return Swaps	—	—

		$—	$(2,888,990)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$268,666	$(7,536)
	Futures Contracts*	78,271	—

		$346,937	$(7,536)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$183,663,845

Gross unrealized appreciation	$7,400,216
Gross unrealized depreciation	(5,536,040)

Net unrealized appreciation	$1,864,176

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$922,958	$24,866,200	$157	$25,789,315
Developed Europe	116,587	28,062,934	—	28,179,521
Emerging Europe	797,431	5,822,051	—	6,619,482
Latin America	8,091,227	—	—	8,091,227
Middle East/Africa	443,182	6,234,768	—	6,677,950
North America	40,405,203	—	0	40,405,203
Total Common Stocks	$50,776,588	$64,985,953 **	$157	$115,762,698
Equity-Linked Securities	$—	$2,529,539	$—	$2,529,539
Rights	193	—	—	193
Short-Term Investments—
U.S. Treasury Obligations	—	19,986,280	—	19,986,280
Other	—	47,249,311	—	47,249,311
Total Investments	$50,776,781	$134,751,083	$157	$185,528,021
Forward Foreign Currency Exchange Contracts	$—	$268,666	$—	$268,666
Futures Contracts	78,271	—	—	78,271
Swap Contracts	—	2,684,129	—	2,684,129
Total	$50,855,052	$137,703,878	$157	$188,559,087

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(7,536)	$—	$(7,536)
Futures Contracts	(2,888,990)	—	—	(2,888,990)
Swap Contracts	—	(3,356,633)	—	(3,356,633)
Total	$(2,888,990)	$(3,364,169)	$—	$(6,253,159)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2012 is not presented.

At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parametric Structured Absolute Return Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012